TAXES - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. federal
Current	$ 2,388	$ 186	$ (321)
Deferred	77	(746)	553
Total	2,465	(560)	232
U.S. state and local
Current	55	244	128
Deferred	28	(44)	116
Total	83	200	244
Non-U.S.
Current	3,891	988	2,101
Deferred	(797)	(179)	4
Total	3,094	809	2,105
Total continuing operations provision for income taxes	5,642	449	2,581
Discontinued operations provision for income taxes	(3)	(2)	(117)
Provision for social security, real estate, personal property and other taxes	3,434	3,417	3,497
Total taxes included in net income	$ 9,073	$ 3,864	$ 5,961